COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Aug. 16, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 21, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Cash and cash equivalents			$ 174,217	$ 128,408		$ 340,939	$ 473,355	$ 19,674	$ 13,843
Subsequent event | Broadly syndicated loans
Financing Receivable, Impaired [Line Items]
Loans settled		$ 0
Reserves for Settlement of Loan Acquisitions
Financing Receivable, Impaired [Line Items]
Cash and cash equivalents			43,200	41,000	$ 41,000		$ 126,800
Reserves for Settlement of Loan Acquisitions | Subsequent event | Broadly syndicated loans
Financing Receivable, Impaired [Line Items]
Loans settled	$ 28,500
Reserves For Settlement Of Loan Sales
Financing Receivable, Impaired [Line Items]
Cash and cash equivalents			10,400	2,600
Reserves For Settlement Of Loan Sales | Subsequent event
Financing Receivable, Impaired [Line Items]
Loans settled	$ 6,600
Unfunded Loan Commitment
Financing Receivable, Impaired [Line Items]
Other commitment			$ 108,300	$ 169,100